Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments

18.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the statement of loss and other comprehensive income/(loss). The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amount for the derivative instruments is as follows, as of December 31, of each of the following years:

	2022	2021
	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	160,448	124,023
Embedded options within listed bonds	1,940,000	1,940,000
	2,100,448	2,064,023

The fair value balances are as follows:

	2022	2021
	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(1,393)	(3,771)
Interest rate caps	821	—
Embedded options within listed bonds	5,300	165,100
	4,728	161,329

The change in fair value of the derivative instruments has been recorded in the statement of loss and other comprehensive income/(loss) as follows:

	2022	2021	2020
	$'000	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(1,599)	(3,897)	29,151
Interest rate caps	(89)	—	—
Embedded options within listed bonds	(159,889)	604	110,655
Embedded options within revenue contracts	—	7,231	(169)
	(161,577)	3,938	139,637

The credit ratings of the Group’s derivative financial instrument assets at December 31, 2022 and 2021 based on publicly reported Fitch ratings were:

	2022	2021
	$'000	$'000

Derivative financial instrument assets
Not rated	6,121	165,100
	6,121	165,100

Refer to note 4(a) for further information on the derivative financial instruments.

Reconciliation of movements

	2022	2021
	$'000	$'000

Foreign exchange swaps/non-deliverable forwards
Opening balance	(3,771)	27,495
Fair value loss (unrealized foreign exchange on open contracts)	(1,599)	(3,897)
Foreign exchange gain	780	10,342
Cash flow on settlement	3,197	(37,711)
	(1,393)	(3,771)